Janus Henderson Dividend & Income Builder Fund

Schedule of Investments (unaudited)

September 30, 2021

Shares or Principal Amounts		Value
Corporate Bonds– 12.3%
Banking – 1.2%
Barclays Bank PLC, ICE LIBOR USD 3 Month + 1.5500%, 6.2780%‡,µ	$910,000	$1,258,075
Lloyds Banking Group PLC,
ICE LIBOR USD 3 Month + 1.2700%, 6.6570% (144A)‡,µ	412,000	597,400
		1,855,475
Capital Goods – 0.4%
Ball Corp, 2.8750%, 8/15/30	650,000	630,906
Communications – 5.7%
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 8/15/30 (144A)	500,000	515,860
CCO Holdings LLC / CCO Holdings Capital Corp, 4.5000%, 5/1/32	500,000	515,000
Charter Communications Operating LLC / Charter Communications Operating
Capital, 4.2000%, 3/15/28	1,000,000	1,116,890
Crown Castle International Corp, 3.8000%, 2/15/28	1,000,000	1,099,677
Sirius XM Radio Inc, 5.5000%, 7/1/29 (144A)	1,000,000	1,081,250
T-Mobile USA Inc, 3.8750%, 4/15/30	925,000	1,021,350
Virgin Media Finance PLC, 5.0000%, 7/15/30 (144A)	1,000,000	1,025,475
Vodafone Group PLC, 4.3750%, 5/30/28	1,000,000	1,148,483
Ziggo BV, 4.8750%, 1/15/30 (144A)	1,000,000	1,031,250
		8,555,235
Consumer Cyclical – 0.6%
Service Corp International/US, 5.1250%, 6/1/29	800,000	869,720
Consumer Non-Cyclical – 2.6%
Anheuser-Busch InBev Worldwide Inc, 4.7500%, 1/23/29	1,500,000	1,765,916
Constellation Brands Inc, 3.1500%, 8/1/29	600,000	641,615
Elanco Animal Health Inc, 5.9000%, 8/28/28	450,000	526,500
Sysco Corp, 5.9500%, 4/1/30	498,000	633,452
Tesco PLC, 6.1500%, 11/15/37 (144A)	314,000	409,255
		3,976,738
Insurance – 0.3%
Centene Corp, 3.3750%, 2/15/30	500,000	517,650
Real Estate Investment Trusts (REITs) – 0.7%
Digital Realty Trust LP, 3.6000%, 7/1/29	1,000,000	1,094,079
Technology – 0.8%
CrowdStrike Holdings Inc, 3.0000%, 2/15/29	750,000	747,488
VMware Inc, 3.9000%, 8/21/27	353,000	393,369
		1,140,857
Total Corporate Bonds (cost $17,211,372)		18,640,660
Common Stocks– 84.3%
Automobiles – 1.8%
Daimler AG	16,232	1,442,761
Stellantis NV	68,077	1,299,758
		2,742,519
Banks – 5.9%
BAWAG Group AG (144A)*	32,570	2,042,348
Citigroup Inc	28,654	2,010,938
ING Groep NV	155,514	2,256,862
Lloyds Banking Group PLC	4,288,793	2,667,449
		8,977,597
Beverages – 2.4%
Coca-Cola Co	36,238	1,901,408
PepsiCo Inc	11,005	1,655,262
		3,556,670
Biotechnology – 0.9%
AbbVie Inc	12,136	1,309,110
Capital Markets – 3.1%
CME Group Inc	7,057	1,364,683
UBS Group AG	209,320	3,345,467
		4,710,150
Chemicals – 1.2%
Air Products & Chemicals Inc	7,273	1,862,688
Communications Equipment – 2.0%
Cisco Systems Inc	55,000	2,993,650
Consumer Finance – 0.9%
OneMain Holdings Inc	23,616	1,306,673
Containers & Packaging – 1.0%
Amcor PLC	128,481	1,518,400
Diversified Telecommunication Services – 1.8%
Telenor ASA	82,460	1,385,565

Shares or Principal Amounts		Value
Common Stocks– (continued)
Diversified Telecommunication Services– (continued)
TELUS Corp	63,876	$1,404,223
		2,789,788
Electric Utilities – 1.8%
Enel SpA	168,064	1,290,149
Iberdrola SA	143,297	1,431,000
		2,721,149
Electrical Equipment – 3.9%
ABB Ltd	58,033	1,934,676
nVent Electric PLC	68,341	2,209,465
Schneider Electric SE	10,103	1,679,507
		5,823,648
Electronic Equipment, Instruments & Components – 1.2%
Corning Inc	51,387	1,875,112
Entertainment – 0.7%
Nintendo Co Ltd	2,200	1,070,354
Equity Real Estate Investment Trusts (REITs) – 0.9%
Crown Castle International Corp	8,167	1,415,504
Food Products – 3.4%
Mondelez International Inc	26,161	1,522,047
Nestle SA (REG)	29,913	3,599,679
		5,121,726
Health Care Equipment & Supplies – 2.0%
Medtronic PLC	24,282	3,043,749
Hotels, Restaurants & Leisure – 1.1%
McDonald's Corp	7,071	1,704,889
Household Durables – 1.5%
Panasonic Corp	184,700	2,292,832
Industrial Conglomerates – 1.1%
Honeywell International Inc	7,685	1,631,372
Insurance – 5.8%
AIA Group Ltd	110,200	1,268,899
AXA SA	109,305	3,040,466
Direct Line Insurance Group PLC	353,870	1,380,451
Manulife Financial Corp	86,110	1,657,740
Sampo Oyj	29,140	1,445,745
		8,793,301
Interactive Media & Services – 1.0%
Tencent Holdings Ltd	24,700	1,448,312
Machinery – 1.7%
Volvo AB	112,126	2,520,121
Metals & Mining – 0.8%
Anglo American PLC	34,676	1,195,967
Multi-Utilities – 2.0%
Dominion Energy Inc	15,248	1,113,409
National Grid PLC	91,885	1,092,838
Sempra Energy	7,000	885,500
		3,091,747
Oil, Gas & Consumable Fuels – 3.6%
Royal Dutch Shell PLC	123,743	2,755,662
Total SE	54,978	2,634,150
		5,389,812
Paper & Forest Products – 2.1%
UPM-Kymmene Oyj	91,043	3,216,335
Personal Products – 1.5%
Unilever PLC	42,728	2,304,337
Pharmaceuticals – 10.1%
AstraZeneca PLC	27,039	3,254,597
Bristol-Myers Squibb Co	37,458	2,216,390
Merck & Co Inc	36,282	2,725,141
Novartis AG	15,246	1,250,986
Novo Nordisk A/S	18,056	1,737,015
Roche Holding AG	3,990	1,456,200
Sanofi	27,024	2,601,114
		15,241,443
Professional Services – 1.7%
RELX PLC	88,942	2,567,926
Semiconductor & Semiconductor Equipment – 5.8%
Alphawave IP Group PLC*	315,496	983,155
Broadcom Inc	3,891	1,886,863
Powertech Technology Inc	263,000	972,723
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	22,454	2,506,989
Texas Instruments Inc	12,639	2,429,342
		8,779,072

Shares or Principal Amounts		Value
Common Stocks– (continued)
Software – 4.2%
Microsoft Corp	22,295	$6,285,406
Specialty Retail – 0.6%
Topsports International Holdings Ltd (144A)	758,000	855,414
Textiles, Apparel & Luxury Goods – 2.8%
Burberry Group PLC	81,218	1,977,229
Cie Financiere Richemont SA (REG)	8,764	903,831
VF Corp	20,756	1,390,444
		4,271,504
Tobacco – 0.9%
Imperial Brands PLC	62,260	1,299,133
Wireless Telecommunication Services – 1.1%
Tele2 AB	109,630	1,620,092
Total Common Stocks (cost $108,464,663)		127,347,502
Preferred Stocks– 1.8%
Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co Ltd((cost $1,630,339)	45,495	2,665,189
Investment Companies– 2.4%
Money Markets – 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº,£((cost $3,652,605)	3,652,240	3,652,605
Total Investments (total cost $130,958,979) – 100.8%		152,305,956
Liabilities, net of Cash, Receivables and Other Assets – (0.8)%		(1,270,207)
Net Assets – 100%		$151,035,749

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$63,314,856	41.6%
United Kingdom	21,045,169	13.8
Switzerland	12,490,839	8.2
France	9,955,237	6.5
Netherlands	8,160,375	5.4
Finland	4,662,080	3.1
Sweden	4,140,213	2.7
Taiwan	3,479,712	2.3
Japan	3,363,186	2.2
Canada	3,061,963	2.0
South Korea	2,665,189	1.8
Italy	2,589,907	1.7
China	2,303,726	1.5
Austria	2,042,348	1.3
Belgium	1,765,916	1.2
Denmark	1,737,015	1.1
Germany	1,442,761	1.0
Spain	1,431,000	0.9
Norway	1,385,565	0.9
Hong Kong	1,268,899	0.8

Total	$152,305,956	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/21
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	$695	$-	$-	$3,652,605

	Value at 6/30/21	Purchases	Sales Proceeds	Value at 9/30/21
Investment Companies - 2.4%
Money Markets - 2.4%
Janus Henderson Cash Liquidity Fund LLC, 0.0559%ºº	4,002,763	16,026,023	(16,376,181)	3,652,605

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
REG	Registered

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2021 is $7,558,252, which represents 5.0% of net assets.

*	Non-income producing security.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2021.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Corporate Bonds	$-	$18,640,660	$-
Common Stocks
Banks	2,010,938	6,966,659	-
Beverages	3,556,670	-	-
Biotechnology	1,309,110	-	-
Capital Markets	1,364,683	3,345,467	-
Chemicals	1,862,688	-	-
Communications Equipment	2,993,650	-	-
Consumer Finance	1,306,673	-	-
Diversified Telecommunication Services	1,404,223	1,385,565	-
Electrical Equipment	2,209,465	3,614,183	-
Electronic Equipment, Instruments & Components	1,875,112	-	-
Equity Real Estate Investment Trusts (REITs)	1,415,504	-	-
Food Products	1,522,047	3,599,679	-
Health Care Equipment & Supplies	3,043,749	-	-
Hotels, Restaurants & Leisure	1,704,889	-	-
Industrial Conglomerates	1,631,372	-	-
Insurance	1,657,740	7,135,561	-
Multi-Utilities	1,998,909	1,092,838	-
Pharmaceuticals	4,941,531	10,299,912	-
Semiconductor & Semiconductor Equipment	6,823,194	1,955,878	-
Software	6,285,406	-	-
Textiles, Apparel & Luxury Goods	1,390,444	2,881,060	-
All Other	-	32,762,703	-
Preferred Stocks	-	2,665,189	-
Investment Companies	-	3,652,605	-
Total Assets	$52,307,997	$99,997,959	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70260 11-21